Business Segment and Geographic Information (Tables)	6 Months Ended
Jun. 30, 2019
Business Segment and Geographic Information
Schedule of information regarding revenue by client sector

Information regarding revenue by client sector is as follows (in thousands):

	Successor	Successor	Predecessor	Predecessor
	Three Months	Six Months	Three Months	Six Months
	Ended	Ended	Ended	Ended
	June 30, 2019	June 30, 2019	June 30, 2018	June 30, 2018
Net revenue:
Institutional	$111,057	$220,309	$102,095	$204,415
Wholesale	41,945	81,376	32,265	64,860
Retail	19,939	41,145	20,918	39,954
Market Data	17,544	34,447	15,737	31,289
Contingent consideration	—	—	(19,297)	(29,367)
Net revenue	190,485	377,277	151,718	311,151
Operating expenses	159,530	300,045	111,556	223,634
Operating income	$30,955	$77,232	$40,162	$87,517

Schedule of revenue and long-lived assets by geographic location

Information regarding revenue for the three and six months ended June 30, 2019 and 2018 and long-lived assets as of June 30, 2019 and December 31, 2018 is as follows (in thousands):

	Successor	Successor	Predecessor	Predecessor
	Three Months	Six Months	Three Months	Six Months
	Ended	Ended	Ended	Ended
	June 30, 2019	June 30, 2019	June 30, 2018	June 30, 2018
Net Revenue:
U.S.	$122,693	$242,090	$109,540	$217,322
International	67,792	135,187	61,475	123,196
Gross revenue	190,485	377,277	171,015	340,518
Contingent consideration	—	—	(19,297)	(29,367)
Total	$190,485	$377,277	$151,718	$311,151

	June 30, 2019	December 31, 2018
Long-lived assets
U.S.	$4,251,030	$4,276,568
International	13,413	7,787
Total	$4,264,443	$4,284,355